CONVERTIBLE PROMISSORY NOTE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTE
CONVERTIBLE PROMISSORY NOTE

5. CONVERTIBLE PROMISSORY NOTE

On May 18, 2022, the Company and 1800 Diagonal Lending LLC, (“1800”) entered into a Securities Purchase Agreement, whereby the Company issued a promissory note to 1800 (the “1800 Note”) in the original principal amount of $68,750. The 1800 Note contains an original issue discount of $3,750 which will be reflected as a debt discount and amortized over the nine months Note term. The 1800 Note is convertible into shares of the common stock of the Company at a price equal to 35% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date. The 1800 Note bears interest at 8% per annum and is due on May 18, 2023.

For the six months ended June 30, 2022, none of convertible promissory notes were converted to the Company’s common stock, consistent with the terms of the notes whereby conversion is only permissible after 180 days from the issue date and number of the shares held by the holder and its affiliates when converted, shall  not to exceed 4.99% of issued and outstanding common stock of the Company.

For the three and six months ended June 30, 2022 and 2021, the amortization of debt discount was $452 and $1,333, respectively.

As of June 30, 2022 and December 31, 2021, accrued interest amounted to $663 and $0, respectively.

5. CONVERTIBLE PROMISSORY NOTE

On October 27, 2020, the Company and EMA Financial, LLC, (“EMA”) entered into a Securities Purchase Agreement, whereby the Company issued a note to EMA (the “EMA Note”) in the original principal amount of $35,000. The EMA Note contains an original issue discount of $2,000 which will be reflected as a debt discount and amortized over the nine months Note term. The EMA Note is convertible into shares of the common stock of the Company at a price equal to 55% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date. The EMA Note bears interest at 10% per annum and is due on July 27, 2021.

For the year ended December 31, 2021, all convertible promissory notes were converted to Company’s common stock.

For the year ended December 31, 2021 and 2020, the amortization of discount was $1,556 and $444, respectively.

As of December 31, 2021 and 2020, accrued interest amounted to $0 and $584, respectively.